Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average per share fair value of options granted to employees		$ 10.26	$ 3.55
Total intrinsic value of options exercised		$ 20,000
Proceeds from exercises of share-based awards		3,445	$ 1,014
Employee share option agreements, modification expense		300	$ 100
Service-Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 27,800
Unrecognized share-based compensation expense, net of estimated forfeiture, period for recognition		3 years 2 months 1 day
Unvested Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense				$ 400
Unrecognized share-based compensation expense, net of estimated forfeiture, period for recognition				2 years 11 days
Share-based compensation arrangement by share-based payment award, granted		9,259
Unvested Restricted Share Units [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted	9,259
Unvested Restricted Share Units [Member] | Director [Member] | Vesting on a Monthly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	3 years
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options available for future grant		6,392,482
ASU 2016-09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in accumulated deficit and additional paid-in-capital		$ 100